UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: 7/31/2007

Date of reporting period:  4/30/2007

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.

Schedule of Investments	April 30, 2007 (Unaudited)

MEXICO - 99.95%		Shares	Value

COMMON STOCKS - 95.95%
Airlines - 1.71%
Grupo Aeroportuario del Centro Norte, S.A. de C.V.		256,500	$938,229
Grupo Aeroportuario del Pacifico, S.A. de C.V. - Class B		174,500	792,045
Grupo Aeroportuario del Sureste, S.A. de C.V. - Class B		116,900	563,904
			2,294,178
Cement - 5.85%
Cemex, S.A. de C.V. CPO		1,270,718	4,131,728
Corporacion Moctezuma, S.A. de C.V.		500,000	1,460,934
Grupo Cementos de Chihuahua, S.A. de C.V.		415,600	2,235,881
			7,828,543
Communications - 14.55%
America Movil, S.A. de C.V. - Class L		4,680,644	12,300,052
America Movil, S.A. de C.V. - Class L - ADR		60,070	3,155,477
Axtel, S.A. de C.V. CPO (a)		854,203	4,016,787
			19,472,316
Financial Groups - 4.23%
Desc S.A. de C.V. - Series B (a)		596,100	1,012,378
Grupo Financiero Banorte, S.A. de C.V. - Class O		1,069,500	4,644,438
			5,656,816
Food, Beverage, and Tobacco - 4.64%
Alsea, S.A. de C.V. - Class A		1,484,560	2,534,836
Controladora Comercial Mexicano, S.A.B. de C.V.		439,700	1,135,394
Fomento Economico Mexicano S.A. de C.V.		217,300	2,338,298
Grupo Gigante S.A. de C.V. (a)		131,500	199,917
			6,208,445
Housing - 10.18%
Consorcio ARA, S.A. de C.V.		696,400	1,140,754
Corp GEO S.A. de C.V. (a)		46,200	253,149
Desarrolladora Homex, S.A. de C.V. (a)		374,000	3,626,317
Desarrolladora Homex, S.A. de C.V. - ADR (a)		40,500	2,350,620
SARE Holding, S.A. de C.V. (a)		3,592,406	6,019,106
Urbi Desarrollos Urbanos S.A. de C.V (a)		53,700	224,373
			13,614,319
Industrial Conglomerates - 9.40%
Alfa, S.A. - Class A		362,800	2,704,793
Industrias CH, S.A. - Class B (a)		756,700	3,393,850
Mexichem, S.A. de C.V.		2,122,400	6,472,681
			12,571,324
Infrastructure - 19.63%
Carso Infraestructura y Construccion, S.A. de C.V. (a)		4,356,500	3,798,845
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)		890,150	3,520,969
Grupo Mexicano de Desarrollo, S.A. (a)		1,474,800	4,923,227
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)		3,106,900	3,880,824
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)		3,634,500	10,135,011
			26,258,876
Media - 3.03%
Grupo Televisa, S.A. CPO		344,200	1,932,843
Grupo Televisa, S.A. - ADR		75,500	2,117,775
			4,050,618
Mining - 6.90%
Grupo Mexico, S.A. - Series B		1,239,700	6,620,774
Industrias Penoles, S.A.		211,300	2,606,739
			9,227,513
Real Estate Developer - 6.53%
Grupe, S.A. de C.V. (a)(b)		4,071,300	8,735,977

Retailing - 5.40%
Grupo Elektra, S.A. de C.V.		54,800	900,565
Organizacion Soriana, S.A. de C.V. - Class B		54,800	175,730
Wal-Mart de Mexico, S.A. de C.V. - Class V		1,567,191	6,146,042
			7,222,337
Shipping - 0.48%
Grupo TMM S.A. - ADR (a)		216,800	637,392

Waste Management - 3.42%
Promotora Ambiental, S.A. de C.V. (a)		1,795,800	4,573,166

TOTAL COMMON STOCKS (Cost $87,027,183)			128,351,820

RIGHTS - 0.00%
Industrial Conglomerates - 0.00%
Mexichem, S.A. de C.V.		2,253,000	0

TOTAL RIGHTS (Cost $57,462)			$0

INVESTMENT COMPANIES - 4.00%
GBM Fondo de Inversiones en Valores Denominados S.A. de C.V., SIID		2,271,037	5,353,803

TOTAL INVESTMENT COMPANIES (Cost $5,345,698)			5,353,803

TOTAL MEXICO (Cost $92,430,343)			133,705,623

		Principal
UNITED STATES - 0.08%		Amount	Value

INVESTMENT COMPANIES - 0.08%
First American Treasury Obligation - Class A
4.458%		$99,495	99,495

TOTAL INVESTMENT COMPANIES (Cost $99,494)			99,495

TOTAL UNITED STATES (Cost $99,494)			99,495

Total Investments - 100.03% (Cost $92,529,837)			133,805,118

Liabilities in Excess of Other Assets - (0.03)%			(33,743)

TOTAL NET ASSETS - 100.00%			$133,771,375

Footnotes and Abbreviations
ADR - American Depository Receipts.
(a) Non-income producing security.
(b) Affiliated company.

The cost basis of investments for federal income tax purposes at April 30, 2007 was as follows:

Cost of investments*	$92,625,261
Gross unrealized appreciation	41,788,117
Gross unrealized depreciation	(555,932)
Net unrealized appreciation	$41,232,185

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity and Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
 Maria Eugenia Pichardo, President

Date     May 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Maria Eugenia Pichardo
 Maria Eugenia Pichardo, President

Date     May 31, 2007

By (Signature and Title) /s/ Gerald Hellerman
 Gerald Hellerman, Chief Financial Officer

Date     June 1, 2007